Reserves - Schedule of NASDAQ Listing Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of NASDAQ Listing Reserve [Abstract]
Balance at beginning of year	$ 43,998,710
NASDAQ listing costs		43,998,710
Balance at end of year	$ 43,998,710	$ 43,998,710